Short-term Borrowings - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Federal Funds Purchased
Short-term Debt [Line Items]
Maximum maturity days	90 days
Trading Liabilities
Short-term Debt [Line Items]
Maximum holding days	90 days
Other Short-term Borrowings
Short-term Debt [Line Items]
Maximum original maturity period	1 year
Fixed Income Securities
Short-term Debt [Line Items]
Securities pledged to secure other short term borrowings	$ 71.2